UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8727

SUNAMERICA SENIOR FLOATING RATE FUND, INC.

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments.

SunAmerica Senior Floating Rate Fund, Inc.

PORTFOLIO OF INVESTMENTS—September 30, 2013 — (unaudited)

Industry Description		Ratings (1)		Interest Rate	Maturity Date (2)	Principal Amount/ Shares	Value (Note 1)
	Type	Moody’s	S&P
LOANS (3) (4)-93.0%
Aerospace & Defense- 1.3%

DigitalGlobe, Inc.	BTL-B	Ba2	BBB-	3.75%	01/31/2020	$1,900,450	$1,904,012
Hamilton Sundstrand Corp.	BTL	B1	B+	4.00	12/13/2019	818,813	814,262
Transdigm Group, Inc.	BTL-C	Ba3	B	3.75	02/28/2020	3,002,340	2,997,836

							5,716,110

Airlines- 1.6%

American Airlines, Inc.	BTL	NR	NR	4.75	06/27/2019	1,965,075	1,955,249
Delta Air Lines, Inc.	BTL-B1	Ba1	BB-	4.00	10/18/2018	1,111,600	1,116,658
Delta Air Lines, Inc.	BTL	Ba1	BB	4.25	04/20/2017	1,800,988	1,809,671
United Airlines, Inc.	Tranche B	Ba2	BB-	4.00	04/01/2019	1,795,975	1,807,424

							6,689,002

Auto Components- 1.6%

Affinia Group	BTL-B2	B2	B	4.75	04/25/2020	1,197,000	1,199,993
August LuxUK Holding Co.	1st Lien	B1	B	5.00	04/27/2018	215,431	216,777
August LuxUK Holding Co.	2nd Lien	Caa1	B-	10.50	04/27/2019	565,000	576,300
August U.S. Holding Co., Inc.	1st Lien	B1	B	5.00	04/27/2018	165,720	166,756
August U.S. Holding Co., Inc.	2nd Lien	Caa1	B-	10.50	04/27/2019	185,000	188,700
Federal Mogul Corp.	BTL-C	B1	B	2.12	12/27/2015	472,206	464,954
Federal Mogul Corp.	BTL-B	B1	B	2.10-2.12	12/27/2014	925,523	911,310
Goodyear Tire & Rubber Co.	2nd Lien	Ba1	BB	4.75	04/30/2019	500,000	504,063
TI Group Automotive Systems LLC	BTL-B	NR	NR	5.50	03/27/2019	606,950	610,743
Tower International, Inc.	BTL-B	B1	B+	4.75	04/23/2020	783,038	785,974
UCI International, Inc.	BTL-B	Ba2	B	5.50	07/26/2017	1,186,045	1,194,940

							6,820,510

Automobiles- 0.9%

Casco Automotive Group, Inc.	BTL	B1	B+	6.25	11/14/2018	992,500	996,222
Chrysler Group LLC	BTL-B	Ba1	BB	4.25	05/24/2017	2,810,313	2,834,610

							3,830,832

Capital Markets- 3.2%

AlixPartners LLC	BTL-B2	B1	B+	5.00	07/10/2020	688,067	694,948
AlixPartners LLC	2nd Lien	Caa1	B+	9.00	07/09/2021	285,000	290,522
Guggenheim Partners LLC	BTL	NR	NR	4.00	07/22/2020	655,000	658,111
ISS Holdings A/S	BTL-B12	NR	NR	3.75	04/30/2018	1,102,238	1,106,831
Nuveen Investments, Inc.	1st Lien	B2	B	4.18	05/13/2017	3,170,000	3,143,055
Nuveen Investments, Inc.	2nd Lien	Caa1	CCC	6.50	02/28/2019	2,800,000	2,791,832
Walter Investment Management Co.	Tranche B	B2	NR	5.75	11/28/2017	4,664,071	4,716,541

							13,401,840

Chemicals- 2.9%

Al Chem & Cy SCA	BTL-B	Ba3	B+	4.50	10/03/2019	502,411	503,667
Al Chem & Cy SCA	BTL-B1	Ba3	B+	4.50	10/03/2019	260,677	261,328
Al Chem & Cy SCA	2nd Lien	B3	B-	8.25	04/03/2020	770,000	791,175
Chemtura Corp.	BTL	Ba1	BB+	5.50	08/27/2016	1,430,127	1,442,641
General Chemical Corp.	BTL	B1	B	5.00-5.75	10/06/2015	591,087	597,491
Houghton International, Inc.	BTL	B1	B	4.00	12/20/2019	704,675	699,830
Ineos U.S. Finance LLC	BTL-B	B1	BB-	4.00	05/04/2018	1,519,339	1,505,571
MacDermid, Inc.	Tranche B	Ba3	B	4.00	06/07/2020	573,563	574,817
MacDermid, Inc.	2nd Lien	Caa1	B-	7.75	12/07/2020	1,005,000	1,020,075
PQ Corp.	1st Lien	B2	B+	4.50	08/07/2017	630,238	634,701
Tronox, Inc.	BTL-B	Ba2	BBB-	4.50	03/19/2020	817,950	824,085
U.S. Coatings Acquisition, Inc.	BTL-B	B1	B+	4.75	02/01/2020	631,825	634,702
Univar, Inc.	BTL-B	B2	B+	5.00	06/30/2017	2,509,059	2,425,274

							11,915,357

Commercial Services & Supplies- 5.9%

ADS Waste Holdings, Inc.	BTL	B1	B+	4.25	10/09/2019	1,513,563	1,515,725
Altegrity, Inc.	BTL-B	B3	B-	7.75	02/21/2015	1,115,231	1,108,726
Aramark Corp.	BTL-D	B1	BB-	4.00	09/09/2019	870,000	873,937
ATI Schools(5)(9)(10)(11)	BTL-B	Ba3	NR	12.25	12/30/2014	1,161,072	29,027
ATI Schools(6)(8)(10)(11)	BTL	NR	NR	13.25	06/30/2012	261,310	23,518
ATI Schools(6)(8)(10)(11)	BTL	NR	NR	13.25	06/30/2012	16,142	1,453
Audio Visual Services Group, Inc.	1st Lien	B1	B+	6.75	11/09/2018	1,584,000	1,603,800
AWAS Aviation Capital, Ltd.	BTL	Ba2	BBB	3.50	07/16/2018	642,953	644,560
Brand Energy and Infrastructure Services, Inc.	BTL-B1	B2	B	6.25	10/16/2018	1,435,596	1,442,550
Brand Energy and Infrastructure Services, Inc.	BTL-B1	B2	B	6.25	10/22/2018	344,543	346,212
Cenveo Corp.	BTL-B	Ba3	B+	6.25	02/13/2017	2,154,175	2,168,985
Fly Funding II SARL	BTL	B1	BBB-	4.50	08/09/2018	1,173,250	1,182,539
KAR Auction Services, Inc.	BTL-B	Ba3	BB-	3.75	05/19/2017	1,385,844	1,392,549
Multi Packaging Solutions, Inc.	1st Lien	Ba3	B+	4.25	08/15/2020	1,210,000	1,216,806
Pacific Industrial Service, Inc.	1st Lien	B1	B	5.00	09/24/2018	1,075,000	1,079,031
Pacific Industrial Service, Inc.	2nd Lien	B3	CCC+	8.75	03/20/2019	1,000,000	1,010,000

Peak 10, Inc.	BTL-B	B2	B	7.25	10/25/2018	630,238	634,439
Quebecor Media, Inc.	1st Lien	B1	BB-	3.25	08/17/2020	2,140,000	2,118,600
Star West Generation LLC	BTL-B	Ba3	BB-	4.25	03/13/2020	1,049,725	1,056,286
ValleyCrest Cos.	1st Lien	B3	B	5.50	06/13/2019	1,318,146	1,319,383
WCA Waste Systems, Inc.	BTL	B1	B+	4.00	03/23/2018	1,679,425	1,683,624
West Corp.	BTL-B8	Ba3	BB	3.75	06/30/2018	2,123,228	2,124,555

							24,576,305

Communications Equipment- 2.9%

Alcatel-Lucent SA	BTL-C	B1	B+	5.75	01/30/2019	5,523,362	5,568,731
ARRIS Group, Inc.	BTL-B	Ba3	BB-	3.50	04/17/2020	1,676,575	1,666,621
Sorenson Communications, Inc.	BTL-C	B2	B-	9.50	10/31/2014	3,203,900	3,236,942
Telesat Holdings, Inc.	BTL-B	Ba3	BB-	3.50	03/28/2019	1,446,742	1,443,108

							11,915,402

Computers & Peripherals- 0.4%

CDW Corp.	BTL	Ba3	B+	3.50	04/29/2020	889,261	877,774
Dell, Inc.	BTL-B	Ba2	BB+	4.50	04/30/2020	990,000	975,253

							1,853,027

Construction Materials- 0.5%

Quikrete Companies, Inc.	1st Lien	B1	B+	4.00	09/25/2020	1,615,000	1,620,799
Quikrete Companies, Inc.	2nd Lien	B3	B-	7.00	03/26/2021	640,000	652,800

							2,273,599

Consumer Finance- 0.4%

Ocwen Financial Corp.	BTL	B1	B	5.00	02/15/2018	1,751,200	1,776,100

Containers & Packaging- 0.3%

Pact Group Pty, Ltd.	BTL-B	Ba3	B+	3.75	05/29/2020	683,288	675,173
TricorBraun, Inc.	BTL-B	B1	B+	4.00-5.25	05/03/2018	544,500	546,995

							1,222,168

Distributors- 0.3%

ABC Supply Co., Inc.	BTL-B	B1	BB+	3.50	04/16/2020	1,355,000	1,347,548

Diversified Consumer Services- 0.6%

Bright Horizons Family Solutions, Inc.	BTL-B	B1	B+	4.00-5.25	01/30/2020	1,151,300	1,153,638
Weight Watchers International, Inc.	BTL-F	Ba2	BB	3.75	04/02/2020	1,223,850	1,202,184

							2,355,822

Diversified Financial Services- 2.6%

Aptalis Pharma, Inc.	BTL-B1	B2	B+	5.50	02/11/2017	2,241,564	2,245,767
BLB Management Services, Inc.	BTL-B	B1	BB-	5.25	11/10/2018	601,975	608,747
ION Trading Technologies, Ltd.	1st Lien	B2	B+	4.50	05/22/2020	1,022,438	1,023,716
ION Trading Technologies, Ltd.	2nd Lien	Caa2	CCC+	8.25	05/22/2021	950,000	955,344
Ipreo Holdings LLC	BTL-2	B1	NR	6.50	08/05/2017	1,146,338	1,157,802
Ipreo Holdings LLC	BTL-3	B1	NR	6.50	08/05/2017	747,027	754,497
LPL Holdings, Inc.	BTL-B	Ba2	BB-	3.25	03/29/2019	2,729,081	2,722,258
Visant Corp.	BTL	B1	B+	5.25	12/22/2016	1,346,665	1,310,894

							10,779,025

Diversified Telecommunication Services- 1.9%

Altice Financing SA(15)	BTL	NR	BB-	0.00	07/15/2019	300,542	296,034
Altice Financing SA	BTL	NR	BB-	5.50	07/15/2019	2,664,458	2,624,491
Cequel Communications LLC	BTL-B	Ba2	BB-	3.50	02/14/2019	1,503,025	1,504,082
Level 3 Financing, Inc.	Tranche B	Ba3	BB-	4.00	08/01/2019	1,425,000	1,428,206
Level 3 Financing, Inc.	BTL-B2	Ba3	BB-	4.00	01/15/2020	1,226,000	1,226,766
Level 3 Financing, Inc.	BTL-B3	Ba3	BB-	4.75	08/01/2019	981,000	985,079

							8,064,658

Electrical Equipment- 0.4%

Generac Power Systems, Inc.	BTL-B	B2	B+	3.50	05/31/2020	1,145,000	1,136,890
WireCo WorldGroup, Inc.	BTL-B	Ba2	B+	6.00	02/15/2017	673,200	677,408

							1,814,298

Electronic Equipment, Instruments & Components- 0.4%

Minimax GmbH & Co. KG	BTL-B	B2	B	4.50	08/07/2020	1,555,000	1,566,663

Energy Equipment & Services- 1.7%

EMG Utica LLC	BTL	B2	B	4.75	03/27/2020	690,000	693,019
Pacific Drilling SA	BTL-B	B1	B+	4.50	06/04/2018	832,913	837,702
Pinnacle Holdco SARL	BTL	B1	B+	4.75	07/24/2019	1,658,281	1,661,910
Pinnacle Holdco SARL	2nd Lien	Caa1	CCC+	10.50	07/24/2020	786,000	796,316
Shelf Drilling International Holdings, Ltd.	BTL	Ba1	BB-	6.25	05/31/2018	2,977,500	2,992,388

							6,981,335

Food & Staples Retailing- 2.9%

AdvancePierre Foods, Inc.	BTL-B1	B1	B	5.75	07/10/2017	1,429,200	1,439,026
BJ’s Wholesale Club, Inc.	1st Lien	B3	B	4.25	09/26/2019	1,806,373	1,808,627
Rite Aid Corp.	BTL-B6	B1	BB-	4.00	02/21/2020	1,124,350	1,127,630
Rite Aid Corp.	BTL	B3	B	4.88	06/21/2021	2,230,000	2,241,848
Rite Aid Corp.	2nd Lien	B3	B	5.75	08/21/2020	1,055,000	1,081,639
Sprouts Farmers Market LLC	BTL-B	B1	B+	4.00	04/23/2020	867,477	871,272
Supervalu, Inc.	BTL-B	B1	B+	5.00	03/21/2019	1,241,501	1,239,755
U.S. Foodservice	BTL	B2	B-	4.50	03/29/2019	2,220,438	2,215,582

							12,025,379

Food Products- 3.6%

Brickman Group Holdings, Inc.	BTL-B2	B1	B+	3.26	10/14/2016	883,237	887,101
Brickman Group Holdings, Inc.	BTL-B3	B1	B+	4.00	09/28/2018	1,113,983	1,118,857
H.J. Heinz Co.	BTL-B2	Ba2	BB	3.50	06/05/2020	3,296,738	3,313,429
Hostess Brands, Inc.	BTL-B	NR	B-	6.75	04/09/2020	1,095,000	1,130,588
JBS USA LLC	BTL-B	Ba2	BB	3.75	09/18/2020	3,045,000	3,029,775
Michael Foods, Inc.	BTL-B	Ba3	B+	4.25	02/25/2018	1,924,575	1,939,812
Pinnacle Foods Group, Inc.	BTL-B	Ba3	BB-	3.25	04/29/2020	2,036,250	2,022,505
Pinnacle Operating Corp.	BTL-B2	B1	B	4.75	11/15/2018	1,425,636	1,434,546

							14,876,613

Gas Utilities- 0.5%

EP Energy LLC	BTL-B3	Ba3	B+	3.50	05/24/2018	670,000	667,069
NGPL PipeCo LLC	BTL-B	B2	B	6.75	09/15/2017	680,070	609,938
Ruby Western Pipeline Holdings LLC	BTL	Ba2	BB+	3.50	03/27/2020	909,867	907,972

							2,184,979

Health Care Equipment & Supplies- 1.5%

Biomet, Inc.	BTL-B2	B1	BB-	3.67-3.75	07/25/2017	977,068	981,038
Catalent Pharma Solutions, Inc.	BTL	Ba3	BB-	3.68	09/15/2016	1,875,275	1,882,776
Catalent Pharma Solutions, Inc.	BTL	Caa1	B	6.50	12/29/2017	720,000	722,700
Hologic, Inc.	BTL-B	Ba2	BBB-	3.75	08/01/2019	702,664	706,177
Immucor, Inc.	BTL-B2	B1	BB-	5.00	08/17/2018	1,849,185	1,861,899

							6,154,590

Health Care Providers & Services- 3.9%

American Renal Holdings, Inc.	1st Lien	Ba3	B	4.50	09/22/2019	2,114,375	2,092,350
American Renal Holdings, Inc.	2nd Lien	Caa1	CCC+	8.50	02/14/2020	1,555,000	1,514,181
ATI Physical Therapy	BTL-B	Ba3	B+	5.75	12/20/2019	828,738	838,061
DaVita, Inc.	BTL-B2	Ba2	BB-	4.00	11/01/2019	1,215,813	1,222,499
DaVita, Inc.	BTL-B	Ba2	BB-	4.50	10/20/2016	1,697,013	1,707,590
HCA, Inc.	Tranche B3	Ba3	BB	2.93	05/01/2018	500,000	503,750
Health Management Associates, Inc.	BTL-B	Ba3	BB-	3.50	11/18/2018	594,951	595,641
Multiplan, Inc.	BTL	Ba2	B+	4.00	08/26/2017	2,122,786	2,136,424
Quintiles Transnational Corp.	BTL-B2	B1	BB-	4.00	06/08/2018	1,669,910	1,671,978
Sheridan Holdings, Inc.	1st Lien	B1	B+	4.50	06/29/2018	1,017,164	1,020,661
Sheridan Holdings, Inc.	2nd Lien	Caa1	B-	9.00	06/29/2019	721,000	727,909
U.S. Renal Care, Inc.	1st Lien	Ba3	B	5.25	07/03/2019	1,041,900	1,049,714
U.S. Renal Care, Inc.	BTL	B3	CCC+	8.50	07/03/2020	435,000	438,263
U.S. Renal Care, Inc.	2nd Lien	B3	CCC+	10.25	12/27/2019	666,000	678,488

							16,197,509

Health Care Technology- 0.6%

Emdeon Business Services LLC	BTL-B2	Ba3	BB-	3.75	11/02/2018	677,496	679,119
IMS Health, Inc.	BTL-B	Ba3	BB-	3.75	09/01/2017	1,805,963	1,811,043

							2,490,162

Hotels, Restaurants & Leisure- 6.8%

24 Hour Fitness Worldwide, Inc.	BTL-B	Ba3	B+	5.25	04/22/2016	1,557,807	1,573,873
Affinity Gaming LLC	BTL-B	Ba2	BB	5.50	11/09/2017	896,349	903,071
Bally Technologies, Inc.(12)	BTL-B	Ba3	BB	4.25	08/31/2020	1,945,000	1,948,404
Caesars Entertainment Operating Co., Inc.	BTL-B2	B3	B-	4.43	01/28/2018	3,193,554	2,870,704
California Pizza Kitchen, Inc.	BTL	B2	B	5.25-6.50	03/29/2018	1,492,500	1,488,769
DineEquity, Inc.	BTL-B	Ba2	BB-	3.75	10/19/2017	1,123,087	1,130,002
Four Seasons Holdings, Inc.	1st Lien	B1	BB-	4.25	06/27/2020	770,000	777,700
Four Seasons Holdings, Inc.	2nd Lien	Caa1	B-	6.25	12/24/2020	835,000	855,875
Golden Nugget, Inc.(10)(11)	Delayed Draw	Caa3	B-	3.18	06/30/2014	719,588	711,942
Golden Nugget, Inc.(10)(11)	1st Lien	Caa3	B-	3.18	06/30/2014	1,264,223	1,250,790
Hilton Worldwide Finance LLC	BTL-B2	Ba3	BB	4.00	09/23/2020	4,770,000	4,770,496
Landry’s Restaurants, Inc.	BTL-B	Ba3	BB-	4.75	04/24/2018	547,400	552,076
MGM Resorts International	BTL-B	Ba2	BB	3.50	12/20/2019	2,813,738	2,807,708
OSI Restaurant Partners LLC	BTL-B1	B1	BB	3.50	10/26/2019	1,742,125	1,742,125
ROC Finance LLC	BTL-B	B1	BB-	5.00	05/15/2019	200,000	200,313
Station Casinos, Inc.	BTL-B	B1	B	5.00	03/01/2020	2,805,900	2,830,452
Town Sports International Holdings, Inc.	BTL-B	Ba3	B+	5.75	05/11/2018	1,797,161	1,817,379

							28,231,679

Household Durables- 0.8%

Apex Tool Group LLC	BTL-B	B1	B	4.50	02/01/2020	601,975	604,797
Tempur-Pedic International, Inc.	BTL-B	Ba3	BB	3.50	03/18/2020	764,597	759,699
Wilsonart International Holdings LLC	BTL	B2	B+	4.00	10/31/2019	1,091,750	1,084,790
Yankee Candle Co., Inc.	BTL	B1	B+	6.25	04/02/2019	772,614	774,159

							3,223,445

Household Products- 0.2%

Reynolds Group Holdings, Inc.	Tranch E	B1	B+	4.75	09/28/2018	467,912	470,017
Spectrum Brands, Inc.	BTL-C	Ba3	BB	3.50	08/13/2019	445,000	444,722

							914,739

Industrial Conglomerates- 1.5%

American Rock Salt Co. LLC	BTL-B	B3	B	5.50	04/25/2017	1,686,188	1,689,349
MEI Conlux Holdings (U.S.), Inc.	BTL-B	B1	B	5.00	08/21/2020	1,100,000	1,102,750
Sequa Corp.	BTL-B	B1	B	5.25	06/19/2017	870,418	874,589
UTEX Industries, Inc.	1st Lien	B2	B	4.75	04/10/2020	543,638	542,618
UTEX Industries, Inc.	2nd Lien	Caa2	CCC+	8.75	04/10/2021	2,000,000	2,017,500

							6,226,806

Industrial Power Producers & Energy Traders- 0.9%

Calpine Corp.	BTL-B	B1	BB-	4.00	04/01/2018	1,062,738	1,065,636
Calpine Corp.	BTL	B1	BB-	4.00	10/09/2019	1,530,540	1,534,366
Dynegy Holdings, Inc.	BTL-B2	B1	BB-	4.00	04/23/2020	770,377	770,217
LS Power Funding Corp.	BTL	Ba2	BB+	5.50	06/28/2019	393,779	397,963

							3,768,182

Insurance- 2.4%

Asurion Corp.	1st Lien	Ba2	B+	4.50	05/24/2019	3,537,661	3,510,180
Asurion Corp.	BTL	B2	B-	11.00	09/02/2019	550,000	576,125
Compass Investments, Inc.	BTL	B1	B-	5.00	12/27/2019	1,032,200	1,038,651
Cooper, Gay, Swett & Crawford, Ltd.	1st Lien	B1	B	5.00	04/16/2020	907,725	903,754
Cooper, Gay, Swett & Crawford, Ltd.	2nd Lien	Caa1	CCC+	8.25	10/16/2020	1,430,000	1,415,700
Hub International, Ltd.	1st Lien	B1	B	4.75	09/17/2020	1,580,000	1,585,925
National Financial Partners Corp.	BTL-B	B2	B+	5.25	06/24/2020	1,077,300	1,084,706

							10,115,041

Internet & Catalog Retail- 0.1%

Acosta, Inc.	BTL	NR	B+	5.00	03/02/2018	443,888	445,885

Internet Software & Services- 0.1%

Web.com Group, Inc.	BTL-B	Ba3	B+	4.50	10/27/2017	557,819	562,003

IT Services- 3.1%

Ceridian Corp.	BTL	B1	B-	4.43	05/09/2017	1,071,392	1,073,178
Evertec, Inc.	BTL-B	B1	BB-	3.50	04/17/2020	608,475	588,319
First Data Corp.	BTL-B	B1	B+	4.18	03/24/2018	6,218,681	6,175,927
First Data Corp.	BTL-1	B1	B+	4.18	09/24/2018	2,170,000	2,158,336
MoneyGram International, Inc.	BTL-B	B1	BB-	4.25	03/28/2020	2,263,625	2,266,925
Sungard Data Systems, Inc.	BTL	Ba3	BB	3.93	02/28/2017	436,571	438,477
TransFirst Holdings, Inc.	2nd Lien	Caa2	CCC+	11.00	06/27/2018	250,000	254,063

							12,955,225

Leisure Equipment & Products- 0.6%

SRAM LLC	BTL-B	B1	BB-	4.00-5.25	04/10/2020	2,635,261	2,602,320

Life Sciences Tools & Services- 0.4%

Pharmaceutical Product Development, Inc.	BTL-B	Ba3	B+	4.25	12/05/2018	1,686,109	1,693,836

Machinery- 3.4%

Alliance Laundry Systems LLC	BTL	B2	B	4.25	12/10/2018	543,291	544,989
Edwards (Cayman Islands II), Ltd.	BTL-B	B2	B+	4.75	03/26/2020	621,246	622,334
Faenza Acquisition GmbH	BTL-B1	Ba3	B	4.25	08/30/2020	509,756	509,756
Faenza Acquisition GmbH	BTL-B2	NR	NR	4.25	08/30/2020	50,194	50,194
Faenza Acquisition GmbH	BTL-B3	NR	NR	4.25	08/30/2020	155,050	155,050
Gardner Denver, Inc.	BTL	B1	B	4.25	07/30/2020	1,365,000	1,354,383
Harbor Freight Tools USA, Inc.	BTL-B	B1	B+	4.75	07/26/2019	1,030,956	1,043,070
Navistar International Corp.	BTL-B	Ba3	B+	5.75	08/17/2017	645,188	652,446
Paladin Brands Holding, Inc.	BTL	B2	B+	6.75	08/16/2019	1,975,000	1,956,484
Pro Mach, Inc.	BTL-B	B2	B+	5.00	07/06/2017	1,506,796	1,517,155
Rexnord Corp.	BTL-B	B2	B+	4.00	08/20/2020	5,953,897	5,894,358

							14,300,219

Media- 8.8%

Charter Communications Operating LLC	BTL-E	Baa3	BB+	3.00	07/01/2020	2,483,775	2,463,207
Cumulus Media, Inc.	1st Lien	Ba2	BB-	4.50	09/16/2018	1,707,747	1,723,045
Cumulus Media, Inc.	2nd Lien	B3	CCC+	7.50	09/16/2019	1,070,000	1,090,063
Delta 2 (Lux) SARL	BTL-B	B1	B+	4.50	04/30/2019	2,462,687	2,488,853
Foxco Acquisition LLC	BTL-B	B2	B	5.50	07/14/2017	1,174,217	1,181,801
Getty Images, Inc.	BTL-B	B1	B	4.75	10/18/2019	2,898,125	2,592,613
Gray Television, Inc.	BTL-B	B2	BB-	4.75	10/14/2019	1,108,559	1,116,527
Hicks Sports Group†(5)(7)(8)	BTL-B	NR	NR	6.75	12/22/2011	1,101,919	190,081
Hoyts Cinemas Group	1st Lien	B1	B+	4.00	05/30/2020	423,938	423,143
Hoyts Cinemas Group	2nd Lien	B3	CCC+	8.25	11/20/2020	450,000	452,250
Interactive Data Corp.	BTL-B2	Ba3	B+	3.75	02/11/2018	2,235,136	2,230,946
Kabel Deutschland AG	BTL-F1	NR	NR	3.25	02/01/2019	1,150,000	1,152,156
LIN Television Corp.	BTL-B	Ba2	BB	4.00	12/21/2018	717,235	720,373
Media General, Inc.(15)	BTL-B	B1	BB-	0.00	07/31/2020	970,000	973,630
Mediacom LLC	BTL-E	Ba3	BB-	4.50	10/23/2017	900,652	903,748
Nine Entertainment Group, Ltd.	BTL-A	Ba2	BB-	3.50	02/05/2020	1,592,000	1,583,045
Salem Communications Corp.	BTL-B	B2	B	4.50	03/16/2020	885,733	889,793
The Weather Channel	2nd Lien	B3	CCC+	7.00	06/26/2020	270,000	277,763
Tribune Co.	BTL	Ba3	BB+	4.00	12/31/2019	2,580,500	2,590,164
Truven Health Analytics, Inc.	BTL-B	NR	B+	4.50	06/06/2019	311,074	312,046
Univision Communications, Inc.	BTL-C1	B2	B+	4.50	03/01/2020	646,548	644,851
Univision Communications, Inc.	BTL-C2	B2	B+	4.50	03/01/2020	6,068,250	6,054,026
Virgin Media Investment Holdings, Ltd.	BTL-B	Ba3	BB-	3.50	06/07/2020	1,375,000	1,370,226
WideOpenWest Finance LLC	BTL-B	B1	B	4.75	04/01/2019	923,348	930,658
WMG Acquisition Corp.	BTL	Ba3	BB-	3.75	07/01/2020	2,176,000	2,168,747

							36,523,755

Metals & Mining- 1.9%

Ameriforge Group, Inc.	BTL	B1	B+	5.00	12/19/2019	1,146,338	1,149,203
Doncasters U.S. Finance LLC	BTL-B	B2	B	5.50	04/05/2020	1,626,825	1,636,993
Fortescue Metals Group, Ltd.	BTL	Ba1	BB+	5.25	10/18/2017	3,816,450	3,836,834
Novelis, Inc.	BTL-B	Ba2	BB-	3.75	03/10/2017	1,148,922	1,152,326

							7,775,356

Multi Utilities- 1.3%

La Frontera Generation LLC	BTL-B	B1	BB-	4.50	09/30/2020	1,788,964	1,797,909
Texas Competitive Electric Holdings Co. LLC	BTL	Caa3	CCC	4.68-4.77	10/10/2017	5,174,956	3,493,095

							5,291,004

Multiline Retail- 1.3%

99 Cents Only Store	BTL-B	NR	B+	5.25	01/13/2019	518,705	520,650
JC Penny Corp, Inc.	BTL	B2	B-	6.00	05/21/2018	3,476,288	3,385,824
Neiman Marcus Group, Inc.	BTL-B	B2	B+	4.00	05/16/2018	1,425,642	1,424,603

							5,331,077

Oil, Gas & Consumable Fuels- 2.6%

Arch Coal, Inc.	BTL	Ba3	BB-	5.75	05/16/2018	3,527,427	3,438,508
Energy Transfer Equity LP	BTL-B	Ba2	BB	3.75	03/23/2017	976,500	982,671
Fieldwood Energy LLC	1st Lien	Ba2	BB-	3.88	10/01/2018	1,375,000	1,375,688
Philadelphia Energy Solutions LLC	BTL-B	B1	BB-	6.25	04/04/2018	950,225	838,574
Power Buyer LLC	BTL	B2	B	4.25	05/06/2020	1,010,800	1,000,692
Power Buyer LLC	2nd Lien	Caa2	CCC+	8.25	11/06/2020	1,670,000	1,664,434
Power Buyer LLC(15)	Delayed Draw	B2	B	0.00	05/06/2020	126,667	125,400
Samson Investment Co.	2nd Lien	B1	B-	6.00	09/25/2018	1,500,000	1,505,438

							10,931,405

Paper & Forest Products- 0.2%

Unifrax Corp.	BTL-B	B1	B+	4.25	11/28/2018	851,565	855,610

Personal Products- 0.4%

Revlon, Inc.	BTL-B	Ba2	B+	4.00	11/20/2017	1,699,200	1,703,094

Pharmaceuticals- 2.1%

Alkermes, Inc.	BTL-B	Ba3	BB+	3.50	09/18/2019	1,509,750	1,510,380
Capsugel Healthcare, Ltd.	BTL-B	Ba3	BB-	3.50	08/01/2018	1,695,918	1,694,858
PRA Holdings, Inc.	1st Lien	B1	B	5.00	09/21/2020	1,910,000	1,907,315
Valeant Pharmaceuticals International, Inc.	BTL-E	Ba1	BB	4.50	08/05/2020	2,406,813	2,427,497
Warner Chilcott PLC	BTL-B3	Ba3	BBB-	4.25	03/15/2018	364,875	365,635
Warner Chilcott PLC	Tranche B1	Ba3	BBB-	5.50	03/15/2018	463,025	463,990
Warner Chilcott PLC	BTL-B1	Ba3	BBB-	5.50	03/15/2018	201,574	201,994

							8,571,669

Pooled Vehicle- 0.5%

Bombardier Recreational Products, Inc.	1st Lien	B1	B+	4.00	01/30/2019	1,961,143	1,959,713

Professional Services- 0.5%

Nexeo Solutions LLC	BTL-B1	B2	B	5.00	09/08/2017	1,498,958	1,485,842
Nexeo Solutions LLC	BTL-B2	B2	B	5.00	09/08/2017	658,350	648,063

							2,133,905

Real Estate Investment Trusts- 0.5%

Capital Automotive LP	BTL-B	Ba2	BB-	4.00	04/05/2019	766,892	770,247
Capital Automotive LP	2nd Lien	B1	B-	6.00	04/30/2020	1,090,000	1,118,613

							1,888,860

Real Estate Management & Development- 0.4%

Realogy Corp.	CLTL	Ba3	BB-	4.45	10/10/2016	187,278	187,746
Realogy Corp.	BTL	Ba3	BB-	4.50	03/05/2020	1,588,610	1,601,848

							1,789,594

Road & Rail- 0.3%

Swift Transportation Co., Inc.	BTL-B	Ba2	NR	4.00	12/21/2017	1,391,202	1,400,940

Semiconductors & Semiconductor Equipment- 1.6%

Freescale Semiconductor, Inc.	BTL-B4	B1	B	5.00	03/01/2020	5,405,708	5,435,412
Microsemi Corp.	BTL-B	Ba2	BB+	3.75	02/19/2020	1,074,109	1,076,795

							6,512,207

Software- 3.6%

Activision Blizzard, Inc.	BTL-B	Baa3	BBB	3.25	09/11/2020	2,000,000	2,002,500
Attachmate Corp.	BTL	B1	BB-	7.25-8.00	11/22/2017	666,925	670,398
Eagle Parent, Inc.	BTL-B	Ba3	B+	4.50	05/16/2018	2,786,196	2,795,251
Hyland Software, Inc.	BTL	B2	B	5.50	10/25/2019	1,821,238	1,832,052
Infor (US), Inc.	BTL-B3	Ba3	B+	3.75	06/03/2020	209,472	208,490
Kronos, Inc.	BTL-C	Ba3	B	4.50	10/30/2019	2,416,737	2,431,842
Kronos, Inc.	2nd Lien	Caa1	CCC+	9.75	04/30/2020	1,745,000	1,811,528
Lawson Software, Inc.	BTL-B	Ba3	B+	5.25	04/05/2018	984,139	989,059
Magic Newco LLC	BTL	Ba3	B+	5.00	12/12/2018	1,470,150	1,472,293
RedPrairie Corp.	1st Lien	B1	B+	6.75	12/21/2018	754,300	761,215

							14,974,628

Specialty Retail- 1.9%

J Crew Operating Corp.	BTL-B1	B1	B	4.00	03/07/2018	1,803,475	1,802,348
Michaels Stores, Inc.	BTL-B2	Ba3	BB-	3.75	01/28/2020	2,169,563	2,176,924
Party City Holdings, Inc.	BTL	B1	B	4.25	07/29/2019	2,560,997	2,561,789
Serta Simmons Holdings LLC	BTL-B	B1	B+	5.00	10/01/2019	1,503,638	1,509,903

							8,050,964

Wireless Telecommunication Services- 2.0%

Cricket Communications, Inc.	BTL	Ba3	B+	4.75	10/10/2019	491,288	491,902
Cricket Communications, Inc.	BTL-C	Ba3	B+	4.75	03/01/2020	1,581,038	1,583,578
Crown Castle International Corp.	BTL-B	Ba2	BB-	3.25	01/31/2019	992,390	985,036
Intelstat Jackson Holdings, Ltd.	BTL	Ba3	BB-	4.25	04/02/2018	1,982,481	1,990,742
LTS Buyer LLC	1st Lien	B1	B	4.50	04/11/2020	793,013	794,499
LTS Buyer LLC	2nd Lien	Caa1	CCC+	8.00	04/12/2021	430,000	433,942
Syniverse Technologies, Inc.	BTL-B	B1	BB-	4.00	04/23/2019	2,203,761	2,201,006

							8,480,705

Total Loans (cost $388,505,429)							388,042,699

U.S. CORPORATE BONDS & NOTES- 3.7%
Commercial Services & Supplies- 0.4%

Ladder Capital Finance Holdings LLP	Senior Notes	Ba3	B+	7.38	10/01/2017	1,710,000	1,789,088

Diversified Financial Services- 0.2%

MPH Intermediate Holding Co. 2*	Senior Notes	Caa1	CCC+	8.38	08/01/2018	850,000	870,719

Gas Utilities 0.3%

EP Energy LLC	Senior Notes	B2	B	9.38	05/01/2020	1,258,000	1,415,250

Health Care Providers & Services- 0.7%

Tenet Healthcare Corp.*	Senior Sec. Notes	Ba3	B+	5.38	10/01/2020	1,515,000	1,549,088
Tenet Healthcare Corp.*	Senior Notes	B3	CCC+	8.13	04/01/2022	1,235,000	1,289,031

							2,838,119

Internet Software & Services- 0.4%

Equinix, Inc.	Senior Notes	Ba3	BB	5.38	04/01/2023	1,245,000	1,176,525
Zayo Group LLC	Senior Sec. Notes	B1	B	8.13	01/01/2020	340,000	371,875

							1,548,400

IT Services- 0.4%

First Data Corp.*	Senior Sec. Notes	B1	B+	7.38	06/15/2019	1,635,000	1,720,838

Oil, Gas & Consumable Fuels- 0.3%

Denbury Resources, Inc.	Company Guar.Notes	B1	BB	4.63	07/15/2023	1,215,000	1,111,725

Real Estate Management & Development- 0.1%

CBRE Services, Inc.	Company Guar.Notes	Ba1	B+	5.00	03/15/2023	420,000	393,750

Specialty Retail- 0.2%

Party City Holdings, Inc.*	Company Guar.Notes	Caa1	CCC+	8.88	08/01/2020	540,000	580,500

Wireless Telecommunication Services- 0.7%

Sprint Corp.*	Company Guar.Notes	B1	BB-	5.38	09/15/2021	1,980,000	1,999,800
T Mobile USA, Inc.*	Senior Notes	Ba3	BB	5.25	09/01/2018	925,000	941,188

							2,940,988

Total U.S. Corporate Bonds & Notes (cost $14,861,550)							15,209,377

FOREIGN CORPORATE BONDS & NOTES- 1.8%
Containers & Packaging- 0.2%

Ardagh Packaging Finance PLC*	Senior Sec. Notes	Ba3	B+	4.88	11/15/2022	590,000	561,975

Diversified Telecommunication Services- 0.3%

Wind Acquisition Finance SA*	Senior Sec. Notes	Ba3	BB-	6.50	04/30/2020	1,415,000	1,450,375

Energy Equipment & Services- 0.2%

Shelf Drilling Holdings, Ltd.*	Senior Sec. Notes	B1	B+	8.63	11/01/2018	695,000	738,438

Media- 0.2%

Unitymedia Hessen GmbH & Co. KG*	Senior Sec. Notes	Ba3	B+	5.50	01/15/2023	870,000	824,325

Oil, Gas & Consumable Fuels- 0.1%

MEG Energy Corp.*	Company Guar.Notes	B1	BB	6.38	01/30/2023	570,000	558,600

Wireless Telecommunication Services- 0.8%

Intelsat Luxembourg SA*	Company Guar.Notes	Caa2	CCC+	7.75	06/01/2021	2,365,000	2,447,775
NII International Telecom SCA*	Company Guar.Notes	B2	B-	7.88	08/15/2019	1,125,000	1,020,938

							3,468,713

Total Foreign Corporate Bonds & Notes (cost $7,630,000)							7,602,426

COMMON STOCK- 0.0%
Chemicals- 0.0%

LyondellBasell Industries NV, Class A						42	3,076

Diversified Financial Services- 0.0%

BLB Management Services, Inc.†						5,141	122,741

Media- 0.0%

Berry Co. LLC†(5)(6)						1,136	26,741

Total Common Stock (cost $704,457)							152,558

MEMBERSHIP INTEREST- 0.0%
Media- 0.0%

NextMedia Operating, Inc.†(5)(6)						7,916	195,129
VSS-AHC Holdings LLC†(5)(6)						12,608	0

Total Membership Interest (cost $1,506,366)							195,129

WARRANTS- 0.0%
Diversified Financial Services- 0.0%

Bankruptcy Management Solutions, Inc.
Expires 10/01/2017
(Strike Price $30.00)†(5)(6)
(cost $0)						126	0

Total Long-Term Investment Securities (cost $413,207,802)							411,202,189

SHORT-TERM INVESTMENT SECURITIES- 3.0%
Registered Investment Companies- 3.0%

SSgA Money Market Fund
(cost $12,695,040)						12,695,040	12,695,040

REPURCHASE AGREEMENTS- 2.3%

Bank of America Securities LLC Joint Repurchase Agreement(13)						2,590,000	2,590,000
Barclays Capital, Inc. Joint Repurchase Agreement(13)						1,505,000	1,505,000
BNP Paribas SA Joint Repurchase Agreement(13)						1,505,000	1,505,000
Deutsche Bank AG Joint Repurchase Agreement(13)						1,005,000	1,005,000
UBS Securities LLC Joint Repurchase Agreement(13)						2,925,000	2,925,000

Total Repurchase Agreements (cost $9,530,000)							9,530,000

TOTAL INVESTMENTS- 103.8%
(cost $435,432,842) (14)							433,427,229
Liabilities in excess of other assets— (3.8)%							(16,025,281)

NET ASSETS- 100.0%							$417,401,948

BTL	Bank Term Loan
CLTL	Credit Linked Term Loan
NR	Security is not rated.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At September 30, 2013, the aggregate value of these securities was $16,553,590, representing 4.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Bank loans rated below Baa by Moody’s Investor Service, Inc. or BBB by Standard & Poor’s Group are considered below investment grade. Ratings provided are as of September 30, 2013.
(2)	Based on the stated maturity, the weighted average to maturity of the loans held in the portfolio will be approximately 65 months. Loans in the Fund’s portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(3)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan
(4)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5)	Illiquid security. At September 30, 2013, the aggregate value of these securities was $440,978, representing 0.1% of net assets.
(6)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(7)	Company has filed for Chapter 11 bankruptcy protection.
(8)	Loan is in default and did not pay principal at maturity. Final outcome of Chapter 11 bankruptcy still to be determined.
(9)	Loan is in default.
(10)	PIK (“Payment-In-Kind”) security. Income may be paid in additional loans or cash at the discretion of the issuer.
(11)	Security currently paying interest in the form of additional loans.
(12)	As of September 30, 2013, the loan has not settled and as a result, the interest rate is estimated based on available information.
(13)	See Note 3 for details of the Joint Repurchase Agreement.
(14)	See Note 4 for cost of investments on a tax basis.
(15)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 5.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Loans:
Commercial Services & Supplies	$—	$24,522,307	$53,998	$24,576,305
Hotels, Restaurants & Leisure	—	28,231,679	—	28,231,679
Media	—	36,333,674	190,081	36,523,755
Other Industries*	—	298,710,960	—	298,710,960
U.S. Corporate Bonds & Notes	—	15,209,377	—	15,209,377
Foreign Corporate Bonds & Notes	—	7,602,426	—	7,602,426
Common Stock:
Chemicals	3,076	—	—	3,076
Diversified Financial Services	—	122,741	—	122,741
Media	—	—	26,741	26,741
Membership Interest	—	—	195,129	195,129
Warrants	—	—	0	0

Short-Term Investments:
Registered Investment Companies	12,695,040	—	—	12,695,040
Repurchase Agreements	—	9,530,000	—	9,530,000

Total	$12,698,116	$420,263,164	$465,949	$433,427,229

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2013 — (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”) etc.).

Level 3 — Significant unobservable inputs (includes inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Fund’s net assets as of September 30, 2013 are reported on a schedule following the Portfolio of Investments.

The investments by the Fund in loan interests (“Loans”) are valued in accordance with guidelines established by the Board. Under the Fund’s current guidelines, Loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid and asked prices in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2. Loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value, and are generally categorized as Level 3. In valuing a Loan at fair value, the following factors will be considered, (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the Loan, (c) recent prices in the market for similar Loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, and period until the next interest rate reset and maturity.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

The Board is responsible for the share valuation process and has adopted a policy and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The Loans in which the Fund primarily invests are generally not listed on any exchange and the secondary market for the Loans is comparatively illiquid relative to markets for other fixed income securities. Consequently, obtaining valuations for the Loans may be more difficult than obtaining valuations for more actively traded securities. Thus, the value upon disposition on any given Loan may differ from its current valuation.

Note 2. Investment Concentration

The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a variable rate senior loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation but not with the borrower directly. As such, the Fund is subject to the credit risk of the borrower, selling participant, lender or other persons positioned between the Fund and the borrower.

Note 3. Repurchase Agreements

As of September 30, 2013, the Fund held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	2.01%	$2,590,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated September 30, 2013, bearing interest at a rate of 0.04% per annum, with a principal amount of $128,920,000, a repurchase price of $128,920,143, and a maturity date of October 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.00%	09/30/2020	$131,890,000	$131,731,732

As of September 30, 2013, the Fund held an undivided interest in a joint repurchase agreement with Barclay’s Capital, Inc.:

	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	2.01%	$1,505,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclay’s Capital, Inc., dated September 30, 2013, bearing interest at a rate of 0.06% per annum, with a principal amount of $74,950,000, a repurchase price of $74,950,125, and a maturity date of October 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.63%	05/31/2017	$77,176,000	$76,445,915

As of September 30, 2013, the Fund held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	2.01%	$1,505,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated September 30, 2013, bearing interest at a rate of 0.05% per annum, with a principal amount of $74,950,000, a repurchase price of $74,950,104, and a maturity date of October 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.00%	05/15/2014	$75,836,500	$76,555,430

As of September 30, 2013, the Fund held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	2.01%	$1,005,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated September 30, 2013, bearing interest at a rate of 0.04% per annum, with a principal amount of $49,945,000, a repurchase price of $49,945,055, and a maturity date of October 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.13%	05/15/2015	$47,321,000	$51,025,288

As of September 30, 2013, the Fund held an undivided interest in a joint repurchase agreement with UBS Securities LLC:

	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	2.01%	$2,925,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

UBS Securities LLC, dated September 30, 2013, bearing interest at a rate of 0.04% per annum, with a principal amount of $145,205,000, a repurchase price of $145,205,161, and a maturity date of October 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.75%	10/31/2017	$100,000,000	$98,908,000
U.S. Treasury Notes	1.75	01/31/2014	49,020,200	49,444,225

Note 4. Federal Income Taxes

As of September 30, 2013, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Cost (tax basis)	$435,432,842

Gross unrealized appreciation	$4,728,531
Gross unrealized depreciation	(6,734,144)

Net unrealized depreciation	$(2,005,613)

Note 5. Unfunded Loan Commitments

At September 30, 2013, the Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

Borrower	Type	Maturity Date	Principal Amount	Value
Altice Financing SA	Term Loan	07/15/2019	$300,542	$296,034
Media General, Inc.	Term Loan	07/31/2020	970,000	973,630
Power Buyer LLC	Delayed Draw	05/06/2020	126,667	125,400

ADDITIONAL INFORMATION

Additional information is available in the Fund’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	November 27, 2013

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date:	November 27, 2013